Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of significant components of the Company's deferred tax assets

The significant components of the Company's deferred tax assets are comprised of the following (in thousands):

	Year Ended December 31,
	2011	2012
Deferred tax assets:
U.S. and state net operating loss carryforwards	$20,016	$35,584
Research and development credits	5,383	5,384
Deferred revenue	25,690	21,882
Accruals and other temporary differences	5,889	5,333

Total deferred tax assets	56,978	68,183
Less valuation allowance	(56,978)	(68,183)

Net deferred tax assets	$—	$—

Schedule of reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements

	Year Ended December 31,
	2011	2012
Federal income tax expense at statutory rate	34.0%	34.0%
State income tax, net of federal benefit	5.0%	4.2%
Permanent differences	1.5%	(3.4)%
Research and development credit	(1.0)%	—%
Other	—%	(0.4)%
Change in valuation allowance	(39.5)%	(34.4)%

Effective income tax rate	0.0%	0.0%